Segment and Geographic Data (Tables)	12 Months Ended
Sep. 28, 2024
Segment and Geographic Data [Abstract]
Selected Information by Reportable Segment

	2024	2023
Net sales
Consumer Packaging International	$3,843	$4,032
Consumer Packaging North America	3,122	3,121
Flexibles	3,106	3,257
Total	$10,071	$10,410

Operating income
Consumer Packaging International	$180	$275
Consumer Packaging North America	356	333
Flexibles	350	384
Total	$886	$992

Depreciation and amortization
Consumer Packaging International	$322	$310
Consumer Packaging North America	227	217
Flexibles	133	122
Total	$682	$649

	2024	2023
Total assets:
Consumer Packaging International	$6,554	$6,217
Consumer Packaging North America	4,321	4,312
Flexibles	2,781	3,032
Total assets	$13,656	$13,561

Selected Information by Geographical Region

Selected information by geographical region is presented in the following tables:

	2024	2023
Net sales:
United States and Canada	$5,790	$5,923
Europe	3,784	3,971
Rest of world	497	516
Total net sales	$10,071	$10,410

	2024	2023
Long-lived assets:
United States and Canada	$5,550	$5,565
Europe	3,525	3,462
Rest of world	894	833
Total long-lived assets	$9,969	$9,860

Selected Information by Product Line

Selected information by product line is presented in the following tables:

(in percentages)	2024	2023
Net sales:
Packaging	79%	76%
Non-packaging	21	24
Consumer Packaging International	100%	100%

Containers & Food Service	66%	66%
Closures, Bottles & Specialties	34	34
Consumer Packaging North America	100%	100%

Core Films	53%	54%
Retail & Industrial	47	46
Flexibles	100%	100%